Average Annual Total Returns (Vanguard Asset Allocation Fund)	18 Months Ended
Mar. 31, 2011
Vanguard Asset Allocation Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.50%
Five Years	1.39%
Ten Years	2.38%
Inception Date	Nov. 03, 1988
Vanguard Asset Allocation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.58%
Five Years	1.48%
Since Inception	3.17%
Inception Date	Aug. 13, 2001
Return After Taxes on Distributions | Vanguard Asset Allocation Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.13%
Five Years	0.98%
Ten Years	1.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Asset Allocation Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.35%
Five Years	1.08%
Ten Years	1.84%
Standard & Poor's 500 Index | Vanguard Asset Allocation Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Ten Years	1.41%
Standard & Poor's 500 Index | Vanguard Asset Allocation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Since Inception	2.54%
Asset Allocation Composite Index | Vanguard Asset Allocation Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.12%
Five Years	4.11%
Ten Years	3.75%
Asset Allocation Composite Index | Vanguard Asset Allocation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.12%
Five Years	4.11%
Since Inception	4.51%